BORROWINGS (Details Narrative) ¥ in Thousands	Dec. 31, 2021 CNY (¥)
Weighted average interest rate	5.45%
Zhuge Inc [Member]
Short-term borrowing obtained	¥ 5,500
Weighted average interest rate	8.00%
Long term borrowings	¥ 8,004